Partnership Income, Expense and Cash Distributions Distributions (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Percent of Regular Distributions	100.00%
Penalty on Outstanding Contingent Interest	0.90%
Unallocated Deficit of Consolidated VIEs	$ 0	$ 21,091,456
Limited Partner [Member]
Percent of Regular Distributions	99.00%
Special Distribution	75.00%
General Partner [Member]
Percent of Regular Distributions	1.00%
Special Distribution	25.00%